Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 169,436	$ 171,826	$ 167,582	$ 162,622	$ 157,152	$ 155,072	$ 149,079	$ 145,780	$ 671,466	$ 607,083	$ 548,918
Interest expense	49,264	50,160	47,512	43,470	37,901	35,220	31,778	30,045	190,406	134,944	116,992
Net interest income	120,172	121,666	120,070	119,152	119,251	119,852	117,301	115,735	481,060	472,139	431,926
Provision (release) for loan losses	(1,900)	0	750	(500)	(5,500)	1,000	(950)	0	(1,650)	(5,450)	(2,100)
Other operating income (including REO gain (loss), net)	15,786	14,395	13,618	19,329	12,207	12,619	12,309	6,841
Other operating expense	72,526	70,898	67,967	71,672	69,617	66,977	65,787	61,941	283,063	264,322	231,519
Income before income taxes	65,332	65,163	64,971	67,309	67,341	64,494	64,773	60,635	262,775	257,243	256,216
Income tax expense	12,970	11,309	13,873	14,367	15,826	13,100	15,502	8,965	52,519	53,393	82,684
Net income	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 51,515	$ 51,394	$ 49,271	$ 51,670	$ 210,256	$ 203,850	$ 173,532
Basic earnings per share (in dollars per share)	$ 0.66	$ 0.67	$ 0.63	$ 0.65	$ 0.62	$ 0.61	$ 0.58	$ 0.59	$ 2.61	$ 2.40	$ 1.95
Diluted earnings per share (in dollars per share)	0.66	0.67	0.63	0.65	0.62	0.61	0.57	0.59	2.61	2.40	1.94
Cash dividends per share (in dollars per share)	$ 0.21	$ 0.20	$ 0.20	$ 0.18	$ 0.18	$ 0.17	$ 0.17	$ 0.15	$ 0.79	$ 0.67	$ 0.84